Intangibles And Goodwill (Schedule Of Net book Value Of Intangible Assets And Goodwill) (Details) - CAD ($) $ in Millions	Aug. 31, 2022	Aug. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Broadcast rights and licences	$ 5,029	$ 5,029
Goodwill (note 9)	280	280
Wireless spectrum licences	2,445	2,445
Other intangibles	7,998	7,996
Total intangible assets and goodwill	8,278	8,276
Cable Systems [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Broadcast rights and licences	4,016	4,016
DTH And Satellite Services [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Broadcast rights and licences	1,013	1,013
Cable And Telecommunications Systems [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill (note 9)	79	79
Wireless [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill (note 9)	201	201
Software [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangibles	491	483
Customer Relationships [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangibles	$ 33	$ 39